Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2018	2017
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,672)	$(3,926)
Service cost	(302)	(273)
Interest cost	(221)	(198)
Actuarial (loss) gain	470	(403)
Benefits paid	568	128

End of year	(4,157)	(4,672)

Change in fair value of plan assets
Beginning of year	5,605	4,625
Actual return on plan assets	(417)	702
Employer contribution	421	406
Benefits paid	(568)	(128)

End of year	5,041	5,605

Funded status at end of year	$884	$933

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2018	2017
	(In thousands)

Unamortized net loss	$1,388	$1,048
Unamortized prior service	(670)	(758)

	$718	$290

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2018	2017
	(In thousands)

Projected benefit obligation	$4,157	$4,672
Accumulated benefit obligation	$3,840	$4,375
Fair value of plan assets	$5,041	$5,605

Pension Expense
	December 31,
	2018	2017
	(In thousands)

Components of net periodic benefit cost
Service cost	$302	$273
Interest cost	221	198
Expected return on plan assets	(445)	(357)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	51	63

Net periodic benefit cost	$40	$88

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2018	2017

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.37%	4.83%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	5.37%	4.83%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2018:

Pension Benefits
(In thousands)

2019	$185
2020	803
2021	536
2022	384
2023	254
2024-2028	1,843

Total	$4,005

Target Asset Allocation Percentages	The target asset allocation percentages for both 2018 and 2017 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2018 and 2017, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2018	2017

Equity securities	71.8%	70.1%
Debt securities	27.0	27.3
Cash and cash equivalents	1.2	2.6

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2018
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$63	$63	$––	$––
Mutual funds – equities
ETF mutual funds	2,860	2,860	––	––
Large and small Cap	260	260	––	––
International	346	346
Commodities	149	149	––	––
Mutual funds – fixed income
Fixed income	996	996	––	––
ETF fixed income	367	367	––	––

Total	$5,041	$5,041	$––	$––

December 31, 2017
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$199	$199	$––	$––
Mutual funds – equities
ETF mutual funds	3,042	3,042	––	––
Large and small Cap	301	301	––	––
International	420	420
Commodities	182	182	––	––
Mutual funds – fixed income
Fixed income	1,145	1,145	––	––
ETF fixed income	316	316	––	––

Total	$5,605	$5,605	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2018 and 2017:

	2018	2017

Allocated shares at beginning of the year	$407,268	$333,790
Shares released for allocation during the year	23,635	23,635
Net shares distributed due to retirement/diversification	(61,192)	(21,063)
Unearned shares	47,271	70,906

Total ESOP shares	416,982	407,268

Fair value of unearned shares at December 31st	$539,000	$943,000